HSBC Holdings' subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

Main subsidiaries of HSBC Holdings[1]
	At 31 Dec 2024
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
Asia
Hang Seng Bank Limited[2,3]	Hong Kong	63.12	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	Ordinary no par value
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East, North Africa and Türkiye
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Preference shares
North America
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1Main subsidiaries are either held directly or indirectly via intermediate holding companies. During 2024, we completed the sale of HSBC Bank Canada to the
Royal Bank of Canada, therefore it is no longer an indirect subsidiary of HSBC Holdings. There has been no material percentage change in HSBC’s shareholding for its existing main subsidiaries since 2023.
2In addition to the strategic holding disclosed above, the Group held 0.06% (2023: 0.09%) shareholding as part of its trading books.
3Based on the latest corporate substantial shareholding notice filed with Hong Kong Exchange and Clearing Limited on 21 June 2024, the Group’s shareholding in
Hang Seng Bank Limited on 18 June 2024 was 63.04%. Movements in our shareholding since 18 June 2024 are reflected in the above table.

Subsidiaries with significant non-controlling interests
	2024	2023
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests (%)[1]	36.88	37.86
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	905	889
Accumulated non-controlling interests of the subsidiary	6,879	6,877
Dividends paid to non-controlling interests	620	490
Summarised financial information:
– total assets	229,069	214,321
– total liabilities	208,908	194,621
– net operating income before changes in expected credit losses and other credit impairment charges	5,249	5,210
– profit for the year	2,434	2,356
– total comprehensive income for the year	2,482	2,723
1This includes the Group’s shareholding held under trading books 0.06% (2023: 0.09%).

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		12
AI Nominees (UK) Two Limited	100.00		12
Almacenadora Banpacifico S.A. (In Liquidation)	N/A		1, 13
Assetfinance December (F) Limited	100.00		14
Assetfinance December (H) Limited	100.00		12
Assetfinance December (P) Limited	100.00		12
Assetfinance December (R) Limited	100.00		12
Assetfinance June (A) Limited	100.00		12
Assetfinance June (D) Limited	100.00		14
Assetfinance March (B) Limited	100.00		15
Assetfinance March (D) Limited	100.00		14
Assetfinance March (F) Limited	100.00		12
Assetfinance September (F) Limited	100.00		12
Assetfinance September (G) Limited	100.00		14
B&Q Financial Services Limited	100.00		12
Banco HSBC S.A.	100.00		16
Banco Nominees (Guernsey) Limited	100.00		17
Banco Nominees 2 (Guernsey) Limited	100.00		17
Banco Nominees Limited	100.00		18
Beau Soleil Limited Partnership	N/A		1, 19
Beijing HSBC Real Estate Leasing Company Limited	N/A		1, 20
Beijing Miyun HSBC Rural Bank Company Limited	100.00		11, 21
BentallGreenOak China Real Estate Investments, L.P.	N/A		1, 22
Canada Crescent Nominees (UK) Limited (In Liquidation)	100.00		23
Canada Square Nominees (UK) Limited	100.00		12
Capco/Cove, Inc.	100.00		24
Card-Flo #3, Inc.	100.00		25
CC&H Holdings LLC	N/A		1, 26
CCF & Partners Asset Management Limited	100.00	(99.99)	12
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	12
Charterhouse Management Services Limited	100.00	(99.99)	12
Charterhouse Pensions Limited	100.00		12
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		11, 28
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		11, 29
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		11, 30
CI 10 LP Inc	N/A		107
COIF Nominees Limited	N/A		1, 12
Corsair IV Financial Services Capital Partners - B L.P	N/A		1, 31
D9 LP Inc	N/A		107
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		11, 32
Decision One Mortgage Company, LLC	N/A		1, 33
Dempar 1	100.00	(99.99)	5, 34
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	13
Electronic Data Process México, S.A. de C.V.	100.00		35
ERISA Actions Europe N°2	N/A		1, 175
ERISA Actions Grandes Valeurs	N/A		1, 175
ERISA Opportunities	N/A		1, 175
Eton Corporate Services Limited	100.00		17
Flandres Contentieux S.A.	100.00	(99.99)	5, 34
Foncière Elysées	100.00	(99.99)	5, 34
Fujian Yongan HSBC Rural Bank Company Limited	100.00		11, 36
Fulcher Enterprises Company Limited	100.00	(63.12)	37
Fundacion HSBC, A.C.	100.00	(99.99)	2, 9, 13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Giller Ltd.	100.00		24
GPIF Co-Investment, LLC	N/A		1, 25
Griffin International Limited	100.00		12
Grupo Financiero HSBC, S. A. de C. V.	99.99		13
Guangdong Enping HSBC Rural Bank Company Limited	100.00		11, 38
Guangzhou HSBC Real Estate Company Ltd	100.00		11, 39
H5 LP Inc	N/A		107
H8 LP Inc	N/A		107
H9 LP Inc	N/A		107
Hang Seng (Nominee) Limited	100.00	(63.12)	37
Hang Seng Bank (China) Limited	100.00	(63.12)	11, 40
Hang Seng Bank (Trustee) Limited	100.00	(63.12)	37
Hang Seng Bank Limited	63.12		37
Hang Seng Bullion Company Limited	100.00	(63.12)	37
Hang Seng Credit Limited	100.00	(63.12)	37
Hang Seng Data Services Limited	100.00	(63.12)	37
Hang Seng Finance Limited	100.00	(63.12)	37
Hang Seng Financial Information Limited	100.00	(63.12)	37
Hang Seng Indexes (Netherlands) B.V.	N/A		1, 41
Hang Seng Indexes Company Limited	100.00	(63.12)	37
Hang Seng Insurance Company Limited	100.00	(63.12)	37
Hang Seng Investment Management Limited	100.00	(63.12)	37
Hang Seng Investment Services Limited	100.00	(63.12)	37
Hang Seng Japan Topix 100 Index ETF	66.43		19
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.86)	11, 42
Hang Seng Real Estate Management Limited	100.00	(63.12)	37
Hang Seng Securities Limited	100.00	(63.12)	37
Hang Seng Security Management Limited	100.00	(63.12)	37
HASE Wealth Limited	N/A		137
Haseba Investment Company Limited	100.00	(63.12)	37
HBPH Corporation (In Dissolution)	99.99		43
HFC Bank Limited (In Liquidation)	100.00		44
High Time Investments Limited	100.00	(63.12)	37
HLF	100.00	(99.99)	5, 34
Honey Blue Enterprises Limited (亨京企業有 限公司)	100.00		19
Honey Green Enterprises Ltd.	100.00		45
Honey Grey Enterprises Limited (亨穗企業有 限公司)	100.00		19
Honey Silver Enterprises Limited	100.00		19
Household International Europe Limited (In Liquidation)	100.00		44
Household Pooling Corporation	100.00		47
Housing (USA) LLP	N/A		1, 25
HSBC (BGF) Investments Limited	100.00		12
HSBC (General Partner) Limited	100.00		3, 48
HSBC (Guernsey) GP PCC Limited	100.00		17
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		49
HSBC (Malaysia) Trustee Berhad	100.00		50
HSBC (Singapore) Nominees Pte Ltd	100.00		51
HSBC Actions Europe	50.66		175
HSBC Agency (India) Private Limited	100.00		52
HSBC Alternative Investments Limited	100.00		12
HSBC Amanah Malaysia Berhad	100.00		49
HSBC Americas Corporation (Delaware)	100.00		25
HSBC Asia Holdings B.V.	100.00		12
HSBC Asia Holdings Limited	100.00		3, 19
HSBC Asia Pacific Holdings (UK) Limited	100.00		6, 12
HSBC Asset Finance (UK) Limited	100.00		12
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		12
HSBC Asset Management (Fund Services UK) Limited	100.00		12

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Asset Management (India) Private Limited	99.99		53
HSBC Asset Management (Japan) Limited	100.00		54
HSBC Assurances Vie (France)	100.00	(99.99)	5, 55
HSBC Australia Holdings Pty Limited	100.00		6, 56
HSBC BANK (CHILE)	100.00		57
HSBC Bank (China) Company Limited	100.00		11, 58
HSBC Bank (General Partner) Limited	100.00		48
HSBC Bank (Mauritius) Limited	100.00		59
HSBC Bank (Singapore) Limited	100.00		51
HSBC Bank (Taiwan) Limited	100.00		60
HSBC Bank (Uruguay) S.A.	100.00		61
HSBC Bank (Vietnam) Ltd.	100.00		62
HSBC Bank A.S.	100.00		63
HSBC Bank Australia Limited	100.00		56
HSBC Bank Bermuda Limited	100.00		18
HSBC Bank Capital Funding (Sterling 1) LP	N/A		1, 48
HSBC Bank Egypt S.A.E	94.54		64
HSBC Bank Malaysia Berhad	100.00		4, 49
HSBC Bank Malta p.l.c.	70.03		65
HSBC Bank Middle East Limited	100.00		4, 66
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		67
HSBC Bank Pension Trust (UK) Limited	100.00		12
HSBC Bank plc	100.00		3, 4, 12
HSBC Bank USA, National Association	100.00		4, 68
HSBC Branch Nominee (UK) Limited	100.00		14
HSBC Brasil Holding S.A.	100.00		16
HSBC Broking Forex (Asia) Limited	100.00		19
HSBC Broking Futures (Asia) Limited	100.00		19
HSBC Broking Futures (Hong Kong) Limited	100.00		19
HSBC Broking Securities (Asia) Limited	100.00		19
HSBC Broking Securities (Hong Kong) Limited	100.00		19
HSBC Broking Services (Asia) Limited	100.00		19
HSBC Capital (USA), Inc.	100.00		25
HSBC Capital Funding (Dollar 1) L.P.	N/A		1, 48
HSBC Card Services Inc.	100.00		25
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	13
HSBC Cayman Limited	100.00		69
HSBC Cayman Services Limited	100.00		69
HSBC Client Holdings Nominee (UK) Limited	100.00		12
HSBC Client Nominee (Jersey) Limited	100.00		2, 70
HSBC Climate Tech Venture Capital Fund SCSp	87.15		177
HSBC Columbia Funding, LLC	N/A		125
HSBC Continental Europe	99.99		5, 34
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		49
HSBC Corporate Finance (Hong Kong) Limited	100.00		19
HSBC Corporate Secretary (UK) Limited	100.00		3, 12
HSBC Corporate Services (Shanghai) Co., Ltd.	N/A		1, 71
HSBC Corporate Trustee Company (UK) Limited	100.00		12
HSBC Custody Nominees (Australia) Limited	100.00		56
HSBC Custody Services (Guernsey) Limited	100.00		17
HSBC Daisy Investments (Mauritius) Limited	100.00		72
HSBC Diversified Loan Fund General Partner Sarl	N/A		1, 73
HSBC Diversified Loan SCSp-RAIF	N/A		73

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Electronic Data Processing (Guangdong) Limited	100.00		11, 74
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		75
HSBC Electronic Data Processing (Philippines), Inc.	99.99		76
HSBC Electronic Data Processing India Private Limited	100.00		77
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		78
HSBC Electronic Data Service Delivery (Egypt) S.A.E	100.00		79
HSBC Equipment Finance (UK) Limited	100.00		14
HSBC Equity (UK) Limited	100.00		12
HSBC EURO Protect 80+	78.06		55
HSBC Europe B.V.	100.00		12
HSBC European Senior Direct Lending Fund 2023 RAIF SICAV-S.A.	43.00		91
HSBC Executor & Trustee Company (UK) Limited	100.00		14
HSBC Factoring (France)	100.00	(99.99)	5, 34
HSBC Finance (Netherlands)	100.00		3, 12
HSBC Finance Corporation	100.00		25
HSBC Finance Limited	100.00		12
HSBC Finance Transformation (UK) Limited	100.00		12
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		2, 51
HSBC Financial Services (Lebanon) S.A.L	99.83		80
HSBC Financial Technology Venture Capital Fund SCSp	100.00		177
HSBC FinTech Services (Shanghai) Company Limited	N/A		1, 2, 81
HSBC Global Asset Management (Bermuda) Limited	100.00		4, 18
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	7, 82
HSBC Global Asset Management (France)	100.00	(99.99)	5, 55
HSBC Global Asset Management (Hong Kong) Limited	100.00		83
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	84
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	13
HSBC Global Asset Management (Singapore) Limited	100.00		51
HSBC Global Asset Management (Switzerland) AG	100.00		5, 171
HSBC Global Asset Management (Taiwan) Limited	100.00		86
HSBC Global Asset Management (UK) Limited	100.00		12
HSBC Global Asset Management (USA) Inc.	100.00		87
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		88
HSBC Global Asset Management Limited	100.00		3, 12
HSBC Global Custody Nominee (UK) Limited	100.00		12
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		12
HSBC Global Funds ICAV - Digital Leaders Equity Fund	100.00		27
HSBC Global Funds ICAV - Euro Lower Carbon Government 10+ Year Bond UCITS ETF	100.00		27
HSBC Global Funds ICAV - Euro Lower Carbon Government 1-3 Year Bond UCITS ETF	100.00		27
HSBC Global Funds ICAV - Global Aggregate Bond ESG UCITS ETF	100.00		27

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Global Funds ICAV - Global Equity Index Fund -ACEUR	N/A		1, 176
HSBC Global Funds ICAV - Japan Equity Index Fund	99.77		105
HSBC Global Infrastructure Debt Fund Feeder SCA SICAV-RAIF- Global Infrastructure Debt EUR	N/A		1, 91
HSBC GLOBAL INVESTMENT FUNDS - ASIA ESG BOND	93.03		129
HSBC Global Investment Funds – ESG Short Duration Credit Bond	74.22		129
HSBC GLOBAL INVESTMENT FUNDS - GLOBAL EMERGING MARKETS EQUITY	56.47		129
HSBC Global Investment Funds - Strategic Duration and Income Bond	100.00		129
HSBC Global Multi-asset Seeding course (Stable Type)	67.39		54
HSBC Global Services (Canada) Limited	100.00		89
HSBC Global Services (China) Holdings Limited	100.00		12
HSBC Global Services (Hong Kong) Limited	100.00		19
HSBC Global Services (UK) Limited	100.00		12
HSBC Global Services Limited	100.00		3, 12
HSBC Global Transition Infrastructure Debt Fund RAIF SICAV-S.A.	31.00		91
HSBC Group Management Services Limited	100.00		12
HSBC Group Nominees UK Limited	100.00		3, 12
HSBC Holdings B.V.	100.00		12
HSBC Horizon 2034 2036 A 3D	76.72		175
HSBC India Small Cap Equity Fund (QII）	40.38		54
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		1, 91
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		1, 91
HSBC Innovation Bank Limited	100.00		92
HSBC INSN (Non Operating) Pte. Ltd. (In Liquidation)	100.00		51
HSBC Institutional Trust Services (Asia) Limited	100.00		19
HSBC Institutional Trust Services (Bermuda) Limited	100.00		18
HSBC Institutional Trust Services (Mauritius) Limited	100.00		93
HSBC Institutional Trust Services (Singapore) Limited	100.00		51
HSBC Insurance (Asia) Limited	100.00		95
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		83
HSBC Insurance (Bermuda) Limited	100.00		96
HSBC Insurance Agency (USA) Inc.	100.00		97
HSBC Insurance Brokerage Company Limited	N/A		1,2, 98
HSBC Insurance Brokers Greater China Limited	100.00		83
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		18
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		18
HSBC Insurance Services Holdings Limited (In Liquidation)	100.00		23
HSBC International Finance Corporation (Delaware)	100.00		100
HSBC International Trustee (BVI) Limited	100.00		10, 101
HSBC International Trustee (Holdings) Pte. Limited	100.00		51
HSBC International Trustee Limited	100.00		102
HSBC Inversiones S.A.	100.00		57
HSBC InvestDirect (India) Private Limited	99.99		53
HSBC InvestDirect Financial Services (India) Limited	99.99		53
HSBC InvestDirect Sales & Marketing (India) Private Limited	98.99	(98.98)	103
HSBC InvestDirect Securities (India) Private Limited	99.99		53

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		104
HSBC Investment Bank Holdings B.V.	100.00		12
HSBC Investment Bank Holdings Limited	100.00		12
HSBC Investment Company Limited	100.00		3, 12
HSBC Investment Funds (Hong Kong) Limited	100.00		83
HSBC Investment Funds (Luxembourg) SA	100.00		105
HSBC Invoice Finance (UK) Limited	100.00		14
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		12
HSBC Latin America B.V.	100.00		12
HSBC Latin America Holdings (UK) Limited	100.00		3, 12
HSBC Leasing (Asia) Limited	100.00		19
HSBC Legacy Partnership Limited	100.00		12
HSBC Life (Bermuda) Limited	100.00		18
HSBC Life (Cornell Centre) Limited	100.00		95
HSBC Life (Edwick Centre) Limited	100.00		95
HSBC Life (International) Limited	100.00		18
HSBC Life (Property) Limited	100.00		95
HSBC Life (Singapore) Pte. Ltd.	100.00		51
HSBC Life (Tsing Yi Industrial) Limited	100.00		95
HSBC Life (UK) Limited	100.00		12
HSBC Life (Workshop) Limited	100.00		95
HSBC Life Assurance (Malta) Ltd.	100.00	(70.03)	84
HSBC Life Insurance Company Limited	100.00		11, 106
HSBC LU Nominees Limited	100.00		12
HSBC Management (Guernsey) Limited	100.00		107
HSBC Markets (USA) Inc.	100.00		25
HSBC Marking Name Nominee (UK) Limited	100.00		12
HSBC Master Trust Trustee Limited (In Liquidation)	100.00		23
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		13
HSBC Middle East Asset CO. LLC	100.00		108
HSBC Middle East Holdings B.V.	100.00		3, 4, 66
HSBC Middle East Leasing Partnership	N/A		1, 109
HSBC Middle East Securities L.L.C	100.00		110
HSBC Mix Dynamique	58.13		55
HSBC Mortgage Corporation (USA)	100.00		25
HSBC Multi-Asset Style Factors S	N/A		1, 175
HSBC Nominees (Asing) Sdn Bhd	100.00		49
HSBC Nominees (Hong Kong) Limited	100.00		19
HSBC Nominees (New Zealand) Limited	100.00		111
HSBC Nominees (Tempatan) Sdn Bhd	100.00		49
HSBC North America Holdings Inc.	100.00		4, 25
HSBC Operational Services GmbH	100.00	(99.99)	7, 82
HSBC Overseas Holdings (UK) Limited	100.00		3, 12
HSBC Overseas Investments Corporation (New York)	100.00		112
HSBC Overseas Nominee (UK) Limited	100.00		12
HSBC PB Corporate Services 1 Limited	100.00		113
HSBC PB Services (Suisse) SA	100.00		114
HSBC Pension Trust (Ireland) DAC	100.00		115
HSBC Pensiones, S.A. (In Liquidation)	100.00	(99.99)	13
HSBC PI Holdings (Mauritius) Limited	100.00		116
HSBC Portfolios – World Selection 5 (Part ACHEUR)	N/A		1, 105
HSBC Portfoy Yonetimi A.S.	100.00		117
HSBC Preferential LP (UK)	100.00		12
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	105
HSBC Private Bank (Suisse) SA	100.00		114
HSBC Private Bank (UK) Limited	100.00		12
HSBC Private Banking Holdings (Suisse) SA	100.00		114
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		113
HSBC Private Equity Investments (UK) Limited	100.00		12
HSBC Private Markets Management SARL	N/A		1, 2, 118

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Private Trustee (Hong Kong) Limited	100.00		19
HSBC Professional Services (India) Private Limited	100.00		119
HSBC Property (UK) Limited	100.00		12
HSBC Property Funds (Holding) Limited	100.00		12
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		19
HSBC Qianhai Securities Limited	90.00		11, 120
HSBC RCF Partnership Fund RAIF SICAV-S.A.	11.00		175
HSBC Real Estate Leasing (France)	100.00	(99.99)	5, 34
HSBC REGIO Fund General Partner S.à r.l.	100.00		91
HSBC REIM (France)	100.00	(99.99)	5, 55
HSBC Responsible Investment Funds - SRI Balanced	64.14		55
HSBC Responsible Investment Funds - SRI Dynamic	72.79		55
HSBC Resposible Investment Funds - SRI Global Equity A	N/A		1, 175
HSBC Retirement Benefits Trustee (UK) Limited	100.00		3, 12
HSBC Retirement Services Limited (In Liquidation)	100.00		23
HSBC Saudi Arabia, Closed Joint Stock Company	100.00	(66.19)	121
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	122
HSBC Securities (Japan) Co., Ltd.	100.00		54
HSBC Securities (Singapore) Pte Limited	100.00		51
HSBC Securities (South Africa) (Pty) Limited	100.00		123
HSBC Securities (Taiwan) Corporation Limited	100.00		60
HSBC Securities (USA) Inc.	100.00		25
HSBC Securities and Capital Markets (India) Private Limited	99.99		6, 103
HSBC Securities Brokers (Asia) Limited	100.00		19
HSBC Securities Investments (Asia) Limited	100.00		19
HSBC Securities Services (Bermuda) Limited	100.00		18
HSBC Securities Services (Guernsey) Limited	100.00		17
HSBC Securities Services (Ireland) DAC	100.00		115
HSBC Securities Services (Luxembourg) S.A.	100.00		105
HSBC Securities Services Holdings (Ireland) DAC	100.00		115
HSBC Securities Services Nominees Limited	100.00		19
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	13
HSBC Select Dynamic	80.59		55
HSBC Select Equity	86.38		55
HSBC Select Flexible	63.93		55
HSBC Semfi Limited	75.00		12
HSBC Senior UK Direct Lending 2020 RAIF SICAV-S.A	N/A		91
HSBC Senior UK Direct Lending Fund II RAIF SICAV-S.A.	72.46		91
HSBC Service Company Germany GmbH	100.00	(99.99)	7, 82
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		124
HSBC Services (France)	100.00	(99.99)	5, 34
HSBC Services Japan Limited	100.00		88
HSBC Services USA Inc.	100.00		125
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	13
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	13
HSBC SFT (C.I.) Limited	100.00		17
HSBC Singapore Dollar Liquidity Fund	76.37		51
HSBC Small Cap France	52.70		55
HSBC Software Development (Guangdong) Limited	100.00		11, 126
HSBC Software Development (India) Private Limited	100.00		127

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Software Development (Malaysia) Sdn Bhd	100.00		75
HSBC Specialist Investments Limited	100.00		6, 12
HSBC Technology & Services (China) Limited (In Liquidation)	N/A		1, 128
HSBC Technology & Services (USA) Inc.	100.00		25
HSBC Transaction Services GmbH	100.00	(99.99)	7, 82
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	129
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	82
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	7, 82
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	7, 82
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	7, 82
HSBC Trust Company (Delaware), National Association	100.00		100
HSBC Trust Company (UK) Limited	100.00		12
HSBC Trustee (C.I.) Limited	100.00		113
HSBC Trustee (Cayman) Limited	100.00		69
HSBC Trustee (Guernsey) Limited	100.00		17
HSBC Trustee (Hong Kong) Limited	100.00		19
HSBC Trustee (Singapore) Limited	100.00		51
HSBC Trustees (India) Private Limited	99.99		103
HSBC UK Bank plc	100.00		3, 14
HSBC UK Client Nominee Limited	100.00		14
HSBC UK Covered Bonds LLP	N/A		1, 14
HSBC UK Societal Projects Limited	N/A		1, 14
HSBC USA Inc.	100.00		4, 112
HSBC Ventures USA Inc.	100.00		25
HSBC Violet Investments (Mauritius) Limited	100.00		72
HSBC Wealth Client Nominee Limited	100.00		14
HSBC World Equity Protect 80	98.87		55
HSBC Yatirim Menkul Degerler A.S.	100.00		63
HSI Asset Securitization Corporation	100.00		25
HSI International Limited	100.00	(63.12)	37
HSIL Investments Limited	100.00		12
Hubei Macheng HSBC Rural Bank Company Limited	100.00		11, 131
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		11, 132
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		11, 133
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		11, 134
I3 LP Inc.	N/A		107
Imenson Limited	100.00	(63.12)	37
INHK PC LP Inc	100.00		17
INHK PE LP Inc	100.00		17
Inmobiliaria Bisa, S.A. de C.V.	99.99		13
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	13
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	13
Internationale Kapitalanlagegesellschaft mit beschränkter Haftung	100.00	(99.99)	82
J6 LP Inc	N/A		107
James Capel (Nominees) Limited	100.00		12
James Capel (Taiwan) Nominees Limited	100.00		12
Keyser Ullmann Limited	100.00	(99.99)	12
L1 LP Inc	N/A		107
Lion Corporate Services Limited	100.00		19
Lion International Corporate Services Limited	100.00		135
Lion International Management Limited	100.00		135
Lion Management (Hong Kong) Limited	100.00		19
Lyndholme Limited	100.00		19
Marks and Spencer Financial Services plc	100.00		136
Marks and Spencer Unit Trust Management Limited	100.00		136
Midcorp Limited	100.00		12
Midland Bank (Branch Nominees) Limited	100.00		14

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Midland Nominees Limited	100.00		14
MP Payments Group Limited	100.00		12
MP Payments Middle East AE L.L.C.	100.00		137
MP Payments Netherlands B.V.	100.00		138
MP Payments Operations Limited	100.00		12
MP Payments Singapore Pte. Ltd.	100.00		51
MP Payments UK Limited	100.00		12
P2 LP Inc	N/A		107
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		12
PT Bank HSBC Indonesia	98.94		139
PT HSBC Sekuritas Indonesia	85.00		140
R/CLIP Corp.	100.00		25
Real Estate Collateral Management Company	100.00		25
Red Hexagon Energy Transition Asia GP S.à r.l.	100.00		2, 91
Republic Nominees Limited	100.00		17
RLUKREF Nominees (UK) One Limited	100.00		12
RLUKREF Nominees (UK) Two Limited	100.00		12
S.A.P.C. - Ufipro Recouvrement	99.99		9, 34
Saf Baiyun	100.00	(99.99)	5, 34
Saf Guangzhou	100.00	(99.99)	5, 34
SCI HSBC Assurances Immo	100.00	(99.99)	9, 55
SCPI Elysees Grand Large	98.50		175
Select INKA	N/A		1, 82
Serai Limited	100.00		19
SFM	100.00	(99.99)	5, 34
SFSS Nominees (Pty) Limited	100.00		123
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		11, 141
Shenzhen HSBC Development Company Ltd	100.00		11, 142
Sico Limited	100.00		143
SilkRoad Fund Management S.à.r.l	100.00		2, 144
Silkroad GP II Limited	100.00		2, 145
Silkroad GP II S.a.r.l.	100.00		2, 144
Silkroad GP Limited	100.00		2, 69
Silkroad GP SC S.a r.l	100.00		2, 146
Silkroad Property Partners K.K. (In Liquidation)	100.00		147
Silkroad Property Partners Limited	100.00		148
Silkroad Property Partners Management Consultancy Limited	N/A		1, 149
Silkroad Property Partners PTE. LTD.	100.00		150
SNC Les Oliviers D'Antibes	60.00	(59.99)	9, 55
SNCB/M6-2007 A	100.00	(99.99)	2, 5, 34
SNCB/M6-2007 B	100.00	(99.99)	2, 5, 34
SNCB/M6-2008 A	100.00	(99.99)	2, 5, 34
Société Française et Suisse	100.00	(99.99)	5, 34
Somers Dublin DAC	100.00	(99.99)	115
Somers Nominees (Far East) Limited	100.00		18
Sopingest	100.00	(99.99)	5, 34
South Yorkshire Light Rail Limited	100.00		12
St Cross Trustees Limited	100.00		14
Sun Hung Kai Development (Lujiazui III) Limited	100.00		11, 151
The Hongkong and Shanghai Banking Corporation Limited	100.00		19
Tooley Street View Limited	100.00		3, 12
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	7, 82
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	7, 82
Trinkaus Immobilien-Fonds Verwaltungs- GmbH	100.00	(99.99)	7, 82
Trinkaus Private Equity Management GmbH	100.00	(99.99)	7, 82
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	7, 82
Turnsonic (Nominees) Limited	100.00		14
Valeurs Mobilières Elysées	100.00	(99.99)	5, 34

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
W4 LP Inc	N/A		107
WARDLEY LIMITED	100.00		19
Wayfoong Nominees Limited	100.00		19
Westminster House, LLC	N/A		1, 25
Woodex Limited	100.00		18
Yan Nin Development Company Limited	100.00	(63.12)	37

Disclosure of interests in joint ventures	Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Climate Asset Management Limited	N/A		1,2, 152
Global Payments Technology México, S.A. de C.V.	50.00	(49.99)	2, 153
MK HoldCo Limited	50.32		2, 154
Pentagreen Capital Pte. Ltd	50.00		155
ProServe Bermuda Limited	50.00		156
The London Silver Market Fixing Limited	N/A		1,2, 157
Vaultex UK Limited	50.00		158

Disclosure Of Non-Profit Foundation	The undertakings below are Non-Profit Foundation.

Non-Profit Foundation	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
HSBC Philanthropy Foundation Beijing	N/A	1, 175

Disclosure of interests in associates

Principal associates of HSBC
	2024		2023
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	22,367	11,631	21,210	8,812
Saudi Awwal Bank	5,027	5,705	4,659	6,438
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Principal associates of HSBC (continued)
	At 31 Dec 2024
	Jurisdiction of incorporation and principal place of business	Principal activity	HSBC’s interest[1] %
Bank of Communications Co., Limited	Mainland China	Banking services	19.03
Saudi Awwal Bank	Saudi Arabia	Banking services	31.00
1There has been no percentage change in HSBC’s shareholding interest in the principal associates when compared with 2023.

Share of profit in associates and joint ventures
	2024	2023
	$m	$m
Bank of Communications Co., Limited	2,241	2,250
Saudi Awwal Bank	596	538
Other associates and joint ventures	75	19
Share of profit in associates and joint ventures	2,912	2,807
Less: Impairment of interest in BoCom	—	(3,000)

Selected balance sheet information of BoCom
	At 30 Sep	At 30 Sep
	2024	2023
	$m	$m
Cash and balances at central banks	99,663	112,800
Due from and placements with banks and other financial institutions	122,607	100,464
Loans and advances to customers	1,128,603	1,087,613
Other financial assets	587,721	587,949
Other assets	61,086	59,215
Total assets	1,999,680	1,948,041
Due to and placements from banks and other financial institutions	326,742	292,065
Deposits from customers	1,195,590	1,216,611
Other financial liabilities	282,894	251,246
Other liabilities	38,082	36,766
Total liabilities	1,843,308	1,796,698
Total equity	156,372	151,343

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2024	2023
	$m	$m
Net interest income	23,180	23,432
Net fee and commission income	5,315	6,221
Credit and impairment losses	(7,410)	(8,099)
Depreciation and amortisation	(2,589)	(2,560)
Tax expense	(835)	(1,007)
Profit for the year	12,922	13,211
Other comprehensive income	1,361	686
Total comprehensive income	14,283	13,897
Dividends received from BoCom	745	736
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Bank of Communications Co., Ltd.	19.03		2, 159
Barrowgate Limited	24.64	(15.53)	160
BGF Group plc	24.62		161
Bud Financial Limited	4.50		4, 162
CANARA HSBC LIFE INSURANCE COMPANY LIMITED	26.00		163
Divido Financial Services Limited (In Administration)	7.85		164
Electronic Payment Services Company (Hong Kong) Limited	38.69		2, 19
Episode Six Inc.	5.69		4, 165
EPS Company (Hong Kong) Limited	38.69		19
HQLAX S.à r.l.	6.10		4, 90
HSBC Jintrust Fund Management Company Limited	49.00		2, 11, 166
HSBC UK Covered Bonds (LM) Limited	N/A		1,2, 167
Lightico Ltd	2.80		4, 85
LiquidityMatch LLC	N/A		1, 168
London Precious Metals Clearing Limited	30.00		2, 169
Marketnode PTE. Ltd.	12.60		4, 46
MENA Infrastructure Fund (GP) Ltd	33.33		170
Quantexa Limited	9.36		4, 99
Radiant Global Investors LLC	N/A		1, 2, 172
Saudi Awwal Bank	31.00		173
The London Gold Market Fixing Limited	N/A		1, 157
Threadneedle Software Holdings Limited	7.10		4, 174
Trade Information Network Limited	12.76		152
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A		182
We Trade Innovation Designated Activity Company (In Liquidation)	9.88		2, 130

Disclosure of description of shares from interests in subsidiaries, joint ventures, and associates

Footnotes for Note 38
Description of shares
1
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal.
HSBC’s consolidation policy is described in Note 1.2(a).

2
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

3	Directly held by HSBC Holdings plc
4	Preference Shares
5	Actions
6	Redeemable Preference Shares
7	GmbH Anteil
8	Nominal Shares
9	Parts
10	Non-Participating Voting
11	Registered Capital Shares

Disclosure of registered offices from interests in subsidiaries, joint ventures, and associates

Registered offices
12	8 Canada Square, London, United Kingdom, E14 5HQ
13	Paseo de la Reforma 347 Col. Cuauhtemoc, Mexico, 06500
14	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ

Registered offices
15	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
16	1909 Avenida Presidente Juscelino Kubitschek, 19° andar, Torre Norte, São Paulo Corporate Towers, São Paulo, Brazil, 04551-903
17	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
18	37 Front Street, Harbourview Centre, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
19	1 Queen's Road Central, Hong Kong
20	2401-55 24/F, Office Tower Two 1 Jianguomenwai Street, Chaoyang District, Beijing, China
21	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
22	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
23	c/o Teneo Financial Advisory Limited, The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
24	239 Van Rensselaer Street,, Buffalo, New York, United States of America, 14210
25	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States of America, 19801
26	Corporation Service Company 251 Little Falls Drive, Wilmington, Delaware, United States of America, 19808
27	25/28 North Wall Quay, IFSC, Dublin 1, Leinster
28	No 1, Bei Huan East Road Dazu County, Chongqing, China
29	No 107 Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
30	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
31	c/o Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
32	First & Second Floor No.3 Nanshan Road, Pulandian, Dalian, Liaoning, China
33	160 Mine Lake CT, Ste 200, Raleigh, North Carolina, United States of America, 27615-6417
34	38 avenue Kléber, Paris, France, 75116
35	Avenida de las Granjas 972, Building A, Floor 2, Colonia Santa Bárbara, Alcaldía Azcapotzalco, Mexico City, Mexico, 02230
36	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
37	83 Des Voeux Road Central, Hong Kong
38	No. 44 Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
39	Room 311, Cheng Hui No. 2, Nan Sha Street, Nan Sha District, Guangzhou, Guangdong, China
40	34/F, 36/F and 46/F, Hang Seng Bank Tower 1000 Lujiazui Ring Road, Pilot Free Trade Zone, Shanghai, China, 200120
41	Gustav Mahlerplein 2 1082 MA, Amsterdam, Netherlands
42	1001 T2 Office Building, Qianhai Kerry Business Center, Qianhai Avenue, Nanshan Street, Qianhai Shenzhen-Hong Kong Cooperation Zone, Shenzhen, Guangdong, China
43	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 1780
44	C/O Teneo Financial Advisory Limited The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
45	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110
46	1 Harbourfront Avenue, #14-07 Keppel Bay Tower, Singapore, 098632
47	701 S CARSON ST STE 200, Carson City, Nevada, United States of America, 89701
48	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
49	Level 21 Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
50	Level 19, Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
51	10 Marina Boulevard #48-01 Marina Bay Financial Centre, Singapore, 018983
52	52/60, M G Road Fort, Mumbai, India, 400 001

Registered offices
53	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
54	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
55	Immeuble Cœur Défense 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
56	Level 36, Tower 1, International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
57	Isidora Goyenechea 2800 23rd floor, Las Condes, Santiago, Chile, 7550647
58	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
59	IconEbene, Level 5 Office 1 (West Wing), Rue de L’institut, Ebene, Mauritius
60	54F, 7 Xinyi Road Sec. 5 Xinyi district, Taipei, Taiwan
61	1266 Dr Luis Bonativa 1266 Piso 30 (Torre IV WTC), Montevideo, Uruguay, CP 11.000
62	Level 1, 2, 6 The Metropolitan, 235 Dong Khoi, Ben Nghe Ward, District 1, Ho Chi Minh, Vietnam
63	Esentepe Mah. Büyükdere Caddesi No.128 Şişli, Istanbul, Turkiye, 34394
64	306 Corniche El Nil Street, Maadi, Cairo, Egypt
65	116 Archbishop Street, Valletta, Malta, VLT1444
66	Unit 401, Level 4 Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 30444, Dubai, United Arab Emirates
67	Majer Consulting, Office 54/44, Building A1, Residence Ryad Anfa, Boulevard Omar El Khayam, Casa Finance City (CFC), Casablanca, Morocco
68	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States of America, 22102
69	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
70	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
71	Room 2703, 27F, Tower A, No.8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
72	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
73	49 avenue J.F. Kennedy, Luxembourg, Luxembourg, 1855
74	4-17/F, Office Tower 2 TaiKoo Hui Development, No. 381 Tian He Road, Guangzhou, Guangdong, China
75	Suite 1005, 10th Floor, Wisma Hamzah Kwong, Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
76	Building C-1 UP Ayala Technohub, Commonwealth Avenue,, Diliman, Quezon City, Metro Manila, Philippines
77	HSBC House Plot No.8 Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
78	Mireka City 324/9 Havelock Road, Colombo 05, Sri Lanka, 00500
79	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
80	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street, PO Box Riad El Solh, Lebanon, 9597
81	Room 405 Odd House Number of 859-863, Huanhu West 1st Road, Lingang New Area, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 201306
82	Hansaallee 3, Düsseldorf, Germany, 40549
83	HSBC Main Building 1 Queen's Road Central, Hong Kong
84	80 Mill Street, Qormi, Malta, QRM 3101
85	121 HaHashmonaim St., Tel Aviv, Israel, 6713328
86	36F., No. 68 Sec. 5, Zhongxiao E. Rd., Xinyi Dist., Taipei City, Taiwan, 110419
87	452 Fifth Avenue, New York, United States of America, NY10018
88	Mareva House 4 George Street, Nassau, Bahamas
89	150 King Street West, Suite 200, Toronto, Ontario, Canada, M5H 1J9
90	9 rue du Laboratoire, Grand Duchy of Luxembourg, Luxembourg, L-1911

Registered offices
91	4, rue Peternelchen, Howald, Grand Duchy of Luxembourg, Luxembourg, L-2370
92	Alphabeta 14-18 Finsbury Square, London, United Kingdom, EC2A 1BR
93	IConEbene Rue de L’institut, Ebene, Mauritius
94	Meeting Room 18.R005, 18/F Fortune Financial Center No. 5 Dongsanhuan Zhong Road, Chaoyang District, Beijing, China, 100020
95	18th Floor Tower 1, HSBC Centre 1 Sham Mong Road, Kowloon, Hong Kong
96	37 Front Street, Harbourview Center, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
97	CT Corporation System 28 Liberty Street, New York, New York, United States of America, 10005
98	Unit 201, Floor 2, Building 3 No. 12, Anxiang Street, Shunyi District, Beijing, Beijing, China
99	C/O Company Secretarial Department, 280 Bishopsgate, London, United Kingdom, EC2M 4AG
100	300 Delaware Avenue Suite 1401, Wilmington, Delaware, United States of America, 19801
101	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 916
102	Craigmuir Chambers, Road Town Tortola, British Virgin Islands, VG1110
103	52/60 M G Road Fort, Mumbai, India, 400 001
104	5/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
105	18 Boulevard de Kockelscheuer, Luxembourg, Luxembourg, 1821
106	Unit 2002 of 20/F, Unit 2101 of 21/F HSBC Building, 8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
107	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 1WA
108	HSBC Tower, Downtown Dubai, P O Box 66, Dubai, United Arab Emirates
109	Unit 401, Level 4, Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 506553, Dubai, United Arab Emirates
110	Level 16, HSBC Tower, Downtown Dubai, P.O. Box 66, Dubai, United Arab Emirates
111	HSBC Tower, Level 21, 188 Quay Street, Auckland, New Zealand, 1010
112	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States of America, 21093
113	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
114	9-17 Quai des Bergues, Geneva, Switzerland, 1201
115	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820
116	6th floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
117	Esentepe Mah. Büyükdere Caddesi No.128, 34394, Şişli, Istanbul, Turkiye
118	5 rue Heienhaff, Senningerberg, Luxembourg, L-1736
119	52/60 M G Road, Fort, Mumbai, India, 400 001
120	Unit 2201, 22/F, Qianhai Chow Tai Fook Finance Tower (Phase I) No. 66 Shu Niu Avenue, Nanshan Subdistrict, the Shenzhen Qianhai Shenzhen-Hong Kong Cooperation Zone, the PRC, Shenzhen, China, 518054
121	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Saudi Arabia, 12283 - 2255
122	306 Corniche El Nil, HSBC Building, Maadi, Cairo, Egypt
123	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
124	Kapelanka 42A, Krakow, Poland, 30-347
125	C T Corporation System 820 Bear Tavern Road, West Trenton, New Jersey, United States of America, 08628
126	22/F, Tower 2, Taikoo Hui Building, No. 381 Tianhe Road, Tianhe District, Guangzhou, China
127	Business Bay, Wing 2 Tower B, Survey no 103, Hissa no. 2, Airport road, Yerwada, Pune, India, 411006

Registered offices
128	Room 3102, L31 HSBC Building, Shanghai ifc, 8 Century Avenue, China (Shanghai) Free Trade Zone, Shanghai, China, 200120
129	16 Boulevard d'Avranches, Luxembourg, L-1160
130	10 Earlsfort Terrace, Dublin, Ireland, D02 T380
131	No. 56 Yu Rong Street, Macheng, China, 438300
132	No. 205 Lie Shan Road Suizhou, Hubei, China
133	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
134	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
135	Craigmuir Chambers, Road Town, Tortola, British Virgin Islands, VG1110
136	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB
137	Level 15 HSBC Tower, Downtown Dubai, Dubai, United Arab Emirates, PO Box 66
138	De Entrée 201, Amsterdam, Netherlands, 1101 HG
139	World Trade Center 3, 9th Floor, Jalan Jendral Sudirman Kaveling 29-31, Karet, Setiabudi, South Jakarta, DKI Jakarta, Indonesia, 12920
140	5th Floor, World Trade Center 1, Jl. Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
141	No.198-2 Chengshan Avenue (E), Rongcheng, China, 264300
142	Room 601, 6/F Phase 1 Qianhai Chow Tai Fook Finance Tower, 66 Shuniu Avenue, Nanshan Community, Qianhai Shenzhen-Hong Kong Corporation Zone, Shenzhen, Guangdong, China
143	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
144	1 Côte d'Eich, Luxembourg, 1450
145	P.O. Box 3119 Grand Pavilion, Hibiscus Way, 802 West Bay Road, Grand Cayman, Cayman Islands, KY1 – 1205
146	17 Boulevard F.W Raiffeisen, Luxembourg, 2411
147	Tokyo Club Building 11F, 3-2-6 Kasumigaseki, Chiyoda-ku, Tokyo, Japan
148	27/F, Alexandra House, 18 Chater Road Central, Hong Kong
149	Unit 2017, Floor 20, Tower 1 No.288, Shimen 1st Road, Jing An District, Shanghai, China, 200041
150	10 Collyer Quay, #10-01 Ocean Financial Centre, Singapore, Singapore, 049315
151	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
152	3 More London Riverside, London, United Kingdom, SE1 2AQ

Registered offices
153	296, floor 18, office A Paseo de la Reforma, Mexico City, Mexico, 06600
154	35 Ballards Lane, London, United Kingdom, N3 1XW
155	1 Raffles Quay #23-01, Singapore, 048583
156	c/o Mayfair Corporate Services Ltd., 26 Burnaby Street, Hamilton, Bermuda, HM11
157	27 Old Gloucester Street, London, United Kingdom, WC1N 3AX
158	All Saints Triangle Caledonian road, London, United Kingdom, N19UT
159	188 Yin Cheng Zhong Lu (Shanghai) Pilot Free Trade Zone, China
160	50/F, Lee Garden One, 33 Hysan Avenue, Hong Kong
161	13-15 York Buildings, London, United Kingdom, WC2N 6JU
162	167-169 Great Portland Street, 5th Floor, London, United Kingdom, W1W 5PF
163	8th Floor Unit No. 808-814, Ambadeep Building, Plot No. 14, Kasturba Gandhi Marg, New Delhi, India, 110001
164	C/O Interpath Ltd, 10 Fleet Place, London, United Kingdom, EC4M 7RB
165	251 Little Falls Drive, New Castle, Wilmington, United States of America, 19808
166	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
167	10th Floor 5 Churchill Place, London, United Kingdom, E14 5HU
168	111 Town Square Place, Suite 840, Jersey City, New Jersey, United States of America, 07310
169	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
170	Unit 306,307, 308, Gate Village Building 05, Dubai International Financial Centre, Dubai, United Arab Emirates
171	Gartenstrasse 26, Zurich, Switzerland, 8002
172	4482 Deer Ridge Road, Danville, CA, Delaware, United States of America, 94506
173	7383 King Fahad Branch Rd, 2338 - Al Yasmeen Dist., Riyadh, Saudi Arabia, 13325
174	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN
175	Coeur Défense - 110, esplanade du Général de Gaulle - La Défense 4 – 92400 Courbevoie
176	3 Dublin Landings, North Wall Quay, Dublin 1, Ireland
177	3, rue Jean Piret,L-2350 Luxembourg,Grand Duchy of Luxembourg